CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the Group is required to disclose the financial statements for the parent Company.

CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2023	2022
ASSETS
Cash and cash equivalents	$170	$171
Other receivables, net	20,665	9,830
Amounts due from related parties	44,574	3,726
Investment in subsidiaries	—	27,964
Total assets	$65,409	$41,691

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$4,965	$4,257
Amounts due to related parties	31	200
Convertible note	2,392	4,305
Deficits in investment in subsidiaries	12,438	—
Other liability	—	1,614
Total liabilities	19,826	10,376

Shareholders’ equity
Ordinary Shares (par value of $0.00075 per shares; 66,666,667 shares authorized, 49,806,556 and 15,891,257 shares issued as of December 31, 2023 and 2022, respectively. 49,806,556 and 15,216,681 shares outstanding as of December 31, 2023 and 2022, respectively)*	37	11
Series D convertible preferred shares (par value of $0.0001, 6,000 shares and 6,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022, respectively.)	1	1
Series F convertible preferred shares (par value of 0.00005, 43,000 shares and 50,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022, respectively)	1	2
Additional paid-in capital	399,117	312,831
Subscription receivable	(17,900)	—
Statutory reserve	8	8
Accumulated deficit	(336,571)	(283,000)
Accumulated other comprehensive income (loss)	890	1,470
Total shareholders’ equity	45,583	31,315
Total liabilities and shareholders’ equity	$65,409	$41,691

CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2023	2022	2021
Operating expenses:
Share of loss of subsidiaries and VIEs	$(40,402)	$(78,256)	$(196,579)
General and administrative expenses	(13,140)	(5,897)	—
Other income	(12)	(465)	—
Loss Before Income Tax Expenses	(53,554)	(84,619)	(196,579)
Income tax expenses	—	—	—
Net Loss	(53,554)	(84,619)	(196,579)

CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2023	2022	2021
Cash flows from operating activities	$(1,016)	$(2,410)	$—
Cash flows from investing activities	—	—	—
Cash flows from financing activities	1,015	(165)	—
Net decrease in cash, cash equivalents and restricted cash	(1)	(2,575)	—
Cash, cash equivalents and restricted cash, at beginning of year	171	2,746	—
Cash, cash equivalents and restricted cash, at end of year	$170	$171	$—